Taxes and contribuitions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes
Services tax and other	R$ 193,048	R$ 184,536
Social integration program	57,318	35,003
Social contribution on revenues	358,429	211,749
Income tax and social contribution	4,476	4,104
Other	24,840	18,878
Taxes Total	638,111	454,270
Judicial Deposits
Services Tax	(176,330)	(163,005)
Social Integration Program	(30,908)	(28,165)
Social Contribution On Revenues	(190,202)	(173,321)
Judicial Deposits Total	(397,440)	(364,491)
Taxes and contribitions Total	R$ 240,671	R$ 89,779